SELECTED STATEMENTS OF OPERATIONS DATA (Details 2) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended		29 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Numerator:
Numerator for basic net loss per share	$ 3,254,000	$ 5,286,000	$ 385,349	$ 6,238,000	$ 10,513,000	$ 13,931,778	$ 5,686,573	$ 20,003,700
Effect of dilutive securities:
Warrants issued to investors and placement agent	(290,000)	0		(303,000)	0
Numerator for dilutive net loss per share	$ 3,544,000	$ 5,286,000		$ 6,541,000	$ 10,513,000
Denominator:
Denominator for dilutive net loss per share - weighted average number of Common Stock	4,597,105	3,665,478		4,430,535	3,318,085
Effect of dilutive securities:
Warrants issued to investors and placement agent	43,311	0		21,656	0
Denominator for diluted net loss per share - adjusted weighted average number of Common Stock	4,640,416	3,665,478		4,452,191	3,318,085